Information for Reportable Segments (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Gross profits:
Net interest income (expense)	¥ 1,108.3	[1],[2],[3],[4]	¥ 1,075.9	[1],[2],[3]	¥ 1,088.3	[1]
Net noninterest income (expenses)	927.0	[1],[2],[3],[4]	1,095.8	[1],[2],[3]	914.8	[1]
Total	2,035.3	[1],[2],[3],[4]	2,171.7	[1],[2],[3]	2,003.1	[1]
General and administrative expenses	1,229.3	[1],[2],[3],[4]	1,171.0	[1],[2],[3]	1,206.3	[1]
Others	(61.7)	[1],[2],[3],[4]	(88.5)	[1],[2],[3]	(77.7)	[1]
Net business profits	744.3	[1],[2],[3],[4]	912.2	[1],[2],[3]	719.1	[1]
Others
Gross profits:
Net interest income (expense)	131.4	[1],[2],[3],[4]	(0.3)	[1],[2],[3]	(6.4)	[1]
Net noninterest income (expenses)	127.6	[1],[2],[3],[4]	57.7	[1],[2],[3]	54.8	[1]
Total	259.0	[1],[2],[3],[4]	57.4	[1],[2],[3]	48.4	[1]
General and administrative expenses	180.9	[1],[2],[3],[4]	40.8	[1],[2],[3]	40.1	[1]
Others	(2.7)	[1],[2],[3],[4]	(27.6)	[1],[2],[3]	(7.9)	[1]
Net business profits	75.4	[1],[2],[3],[4]	(11.0)	[1],[2],[3]	0.4	[1]
MizuhoTrust Banking Company Limited Consolidated
Gross profits:
Net interest income (expense)	40.2	[1],[2],[3],[4]	39.5	[1],[2],[3]	42.5	[1]
Net noninterest income (expenses)	108.1	[1],[2],[3],[4]	105.0	[1],[2],[3]	104.8	[1]
Total	148.3	[1],[2],[3],[4]	144.5	[1],[2],[3]	147.3	[1]
General and administrative expenses	90.9	[1],[2],[3],[4]	90.1	[1],[2],[3]	92.3	[1]
Others	(2.9)	[1],[2],[3],[4]	(3.5)	[1],[2],[3]	(3.7)	[1]
Net business profits	54.5	[1],[2],[3],[4]	50.9	[1],[2],[3]	51.3	[1]
Mizuho Securities Company Limited Consolidated
Gross profits:
Net interest income (expense)	2.9	[1],[2],[3],[4]
Net noninterest income (expenses)	283.9	[1],[2],[3],[4]
Total	286.8	[1],[2],[3],[4]
General and administrative expenses	246.2	[1],[2],[3],[4]
Net business profits	40.6	[1],[2],[3],[4]
Mizuho Bank Limited And Mizuho Corporate Bank Limited
Gross profits:
Net interest income (expense)	923.8		915.5		940.4
Net noninterest income (expenses)	460.3		647.1		540.1
Total	1,384.1		1,562.6		1,480.5
General and administrative expenses	791.1		765.5		801.3
Net business profits	593.0		797.1		679.2
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Personal Banking
Gross profits:
Net interest income (expense)	218.5		219.2		224.3
Net noninterest income (expenses)	41.6		33.9		32.1
Total	260.1		253.1		256.4
General and administrative expenses	226.4		218.6		218.6
Net business profits	33.7		34.5		37.8
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Retail banking
Gross profits:
Net interest income (expense)	80.0		83.3		95.1
Net noninterest income (expenses)	45.3		42.3		41.0
Total	125.3		125.6		136.1
General and administrative expenses	116.7		113.7		108.2
Net business profits	8.6		11.9		27.9
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Corporate Banking (Large Corporations)
Gross profits:
Net interest income (expense)	172.7		155.8		168.4
Net noninterest income (expenses)	131.4		122.6		133.4
Total	304.1		278.4		301.8
General and administrative expenses	87.2		88.4		94.1
Net business profits	216.9		190.0		207.7
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Corporate Banking
Gross profits:
Net interest income (expense)	103.3		106.6		121.3
Net noninterest income (expenses)	64.7		70.9		69.3
Total	168.0		177.5		190.6
General and administrative expenses	77.7		74.5		87.7
Net business profits	90.3		103.0		102.9
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Financial Institution & Public Sector Business
Gross profits:
Net interest income (expense)	35.4		36.2		40.3
Net noninterest income (expenses)	22.3		24.2		24.4
Total	57.7		60.4		64.7
General and administrative expenses	29.0		26.5		26.1
Net business profits	28.7		33.9		38.6
Mizuho Bank Limited And Mizuho Corporate Bank Limited | Trading and others
Gross profits:
Net interest income (expense)	185.0		206.2		200.7
Net noninterest income (expenses)	15.2		248.5		153.0
Total	200.2		454.7		353.7
General and administrative expenses	171.6		177.2		206.3
Net business profits	28.6		277.5		147.4
Mizuho Bank Limited And Mizuho Corporate Bank Limited | International Banking
Gross profits:
Net interest income (expense)	128.9		108.2		90.3
Net noninterest income (expenses)	139.8		104.7		86.9
Total	268.7		212.9		177.2
General and administrative expenses	82.5		66.6		60.3
Net business profits	186.2		146.3		116.9
Former Mizuho Bank, Limited Consolidated
Gross profits:
Net interest income (expense)			550.6	[1],[2],[3]	583.9	[1]
Net noninterest income (expenses)			360.3	[1],[2],[3]	305.8	[1]
Total			910.9	[1],[2],[3]	889.7	[1]
General and administrative expenses			568.2	[1],[2],[3]	608.5	[1]
Others			(7.4)	[1],[2],[3]	(14.0)	[1]
Net business profits			335.3	[1],[2],[3]	267.2	[1]
Former Mizuho Bank, Limited Consolidated | Former Mizuho Bank, Limited Non-Consolidated
Gross profits:
Net interest income (expense)			513.8	[1],[2],[3]	545.4	[1]
Net noninterest income (expenses)			313.7	[1],[2],[3]	253.3	[1]
Total			827.5	[1],[2],[3]	798.7	[1]
General and administrative expenses			524.4	[1],[2],[3]	556.4	[1]
Net business profits			303.1	[1],[2],[3]	242.3	[1]
Former Mizuho Bank, Limited Consolidated | Former Mizuho Bank, Limited Non-Consolidated | Personal Banking
Gross profits:
Net interest income (expense)			219.2	[1],[2],[3]	224.3	[1]
Net noninterest income (expenses)			33.9	[1],[2],[3]	32.1	[1]
Total			253.1	[1],[2],[3]	256.4	[1]
General and administrative expenses			218.6	[1],[2],[3]	218.6	[1]
Net business profits			34.5	[1],[2],[3]	37.8	[1]
Former Mizuho Bank, Limited Consolidated | Former Mizuho Bank, Limited Non-Consolidated | Retail banking
Gross profits:
Net interest income (expense)			83.3	[1],[2],[3]	95.1	[1]
Net noninterest income (expenses)			42.3	[1],[2],[3]	41.0	[1]
Total			125.6	[1],[2],[3]	136.1	[1]
General and administrative expenses			113.7	[1],[2],[3]	108.2	[1]
Net business profits			11.9	[1],[2],[3]	27.9	[1]
Former Mizuho Bank, Limited Consolidated | Former Mizuho Bank, Limited Non-Consolidated | Corporate Banking (Large Corporations)
Gross profits:
Net interest income (expense)			14.9	[1],[2],[3]	17.8	[1]
Net noninterest income (expenses)			19.3	[1],[2],[3]	19.0	[1]
Total			34.2	[1],[2],[3]	36.8	[1]
General and administrative expenses			11.6	[1],[2],[3]	18.5	[1]
Net business profits			22.6	[1],[2],[3]	18.3	[1]
Former Mizuho Bank, Limited Consolidated | Former Mizuho Bank, Limited Non-Consolidated | Corporate Banking
Gross profits:
Net interest income (expense)			106.1	[1],[2],[3]	118.6	[1]
Net noninterest income (expenses)			70.7	[1],[2],[3]	68.2	[1]
Total			176.8	[1],[2],[3]	186.8	[1]
General and administrative expenses			73.2	[1],[2],[3]	86.4	[1]
Net business profits			103.6	[1],[2],[3]	100.4	[1]
Former Mizuho Bank, Limited Consolidated | Former Mizuho Bank, Limited Non-Consolidated | Financial Institution & Public Sector Business
Gross profits:
Net interest income (expense)			19.9	[1],[2],[3]	22.2	[1]
Net noninterest income (expenses)			11.0	[1],[2],[3]	8.6	[1]
Total			30.9	[1],[2],[3]	30.8	[1]
General and administrative expenses			14.3	[1],[2],[3]	14.5	[1]
Net business profits			16.6	[1],[2],[3]	16.3	[1]
Former Mizuho Bank, Limited Consolidated | Former Mizuho Bank, Limited Non-Consolidated | Trading and others
Gross profits:
Net interest income (expense)			70.4	[1],[2],[3]	67.4	[1]
Net noninterest income (expenses)			136.5	[1],[2],[3]	84.4	[1]
Total			206.9	[1],[2],[3]	151.8	[1]
General and administrative expenses			93.0	[1],[2],[3]	110.2	[1]
Net business profits			113.9	[1],[2],[3]	41.6	[1]
Former Mizuho Bank, Limited Consolidated | Former Mizuho Investors Securities Company Limited, Consolidated
Gross profits:
Net interest income (expense)					0.7	[1]
Net noninterest income (expenses)					43.9	[1]
Total					44.6	[1]
General and administrative expenses					40.9	[1]
Net business profits					3.7	[1]
Former Mizuho Bank, Limited Consolidated | Others
Gross profits:
Net interest income (expense)			36.8	[1],[2],[3]	37.8	[1]
Net noninterest income (expenses)			46.6	[1],[2],[3]	8.6	[1]
Total			83.4	[1],[2],[3]	46.4	[1]
General and administrative expenses			43.8	[1],[2],[3]	11.2	[1]
Others			(7.4)	[1],[2],[3]	(14.0)	[1]
Net business profits			32.2	[1],[2],[3]	21.2	[1]
Former Mizuho Corporate Bank, Limited Consolidated
Gross profits:
Net interest income (expense)			486.1	[1],[2],[3]	468.3	[1]
Net noninterest income (expenses)			572.8	[1],[2],[3]	449.4	[1]
Total			1,058.9	[1],[2],[3]	917.7	[1]
General and administrative expenses			471.9	[1],[2],[3]	465.4	[1]
Others			(50.0)	[1],[2],[3]	(52.1)	[1]
Net business profits			537.0	[1],[2],[3]	400.2	[1]
Former Mizuho Corporate Bank, Limited Consolidated | Others
Gross profits:
Net interest income (expense)			86.2	[1],[2],[3]	81.4	[1]
Net noninterest income (expenses)			10.4	[1],[2],[3]	10.9	[1]
Total			96.6	[1],[2],[3]	92.3	[1]
General and administrative expenses			33.7	[1],[2],[3]	27.6	[1]
Others			(50.0)	[1],[2],[3]	(52.0)	[1]
Net business profits			12.9	[1],[2],[3]	12.7	[1]
Former Mizuho Corporate Bank, Limited Consolidated | Former Mizuho Corporate Bank, Limited Non-consolidated
Gross profits:
Net interest income (expense)			401.7	[1],[2],[3]	395.0	[1]
Net noninterest income (expenses)			333.4	[1],[2],[3]	286.8	[1]
Total			735.1	[1],[2],[3]	681.8	[1]
General and administrative expenses			241.1	[1],[2],[3]	244.9	[1]
Net business profits			494.0	[1],[2],[3]	436.9	[1]
Former Mizuho Corporate Bank, Limited Consolidated | Former Mizuho Corporate Bank, Limited Non-consolidated | Corporate Banking (Large Corporations)
Gross profits:
Net interest income (expense)			140.9	[1],[2],[3]	150.6	[1]
Net noninterest income (expenses)			103.3	[1],[2],[3]	114.4	[1]
Total			244.2	[1],[2],[3]	265.0	[1]
General and administrative expenses			76.8	[1],[2],[3]	75.6	[1]
Net business profits			167.4	[1],[2],[3]	189.4	[1]
Former Mizuho Corporate Bank, Limited Consolidated | Former Mizuho Corporate Bank, Limited Non-consolidated | Corporate Banking
Gross profits:
Net interest income (expense)			0.5	[1],[2],[3]	2.7	[1]
Net noninterest income (expenses)			0.2	[1],[2],[3]	1.1	[1]
Total			0.7	[1],[2],[3]	3.8	[1]
General and administrative expenses			1.3	[1],[2],[3]	1.3	[1]
Net business profits			(0.6)	[1],[2],[3]	2.5	[1]
Former Mizuho Corporate Bank, Limited Consolidated | Former Mizuho Corporate Bank, Limited Non-consolidated | Financial Institution & Public Sector Business
Gross profits:
Net interest income (expense)			16.3	[1],[2],[3]	18.1	[1]
Net noninterest income (expenses)			13.2	[1],[2],[3]	15.8	[1]
Total			29.5	[1],[2],[3]	33.9	[1]
General and administrative expenses			12.2	[1],[2],[3]	11.6	[1]
Net business profits			17.3	[1],[2],[3]	22.3	[1]
Former Mizuho Corporate Bank, Limited Consolidated | Former Mizuho Corporate Bank, Limited Non-consolidated | Trading and others
Gross profits:
Net interest income (expense)			135.8	[1],[2],[3]	133.3	[1]
Net noninterest income (expenses)			112.0	[1],[2],[3]	68.6	[1]
Total			247.8	[1],[2],[3]	201.9	[1]
General and administrative expenses			84.2	[1],[2],[3]	96.1	[1]
Net business profits			163.6	[1],[2],[3]	105.8	[1]
Former Mizuho Corporate Bank, Limited Consolidated | Former Mizuho Corporate Bank, Limited Non-consolidated | International Banking
Gross profits:
Net interest income (expense)			108.2	[1],[2],[3]	90.3	[1]
Net noninterest income (expenses)			104.7	[1],[2],[3]	86.9	[1]
Total			212.9	[1],[2],[3]	177.2	[1]
General and administrative expenses			66.6	[1],[2],[3]	60.3	[1]
Net business profits			146.3	[1],[2],[3]	116.9	[1]
Former Mizuho Corporate Bank, Limited Consolidated | Former Mizuho Securities Company Limited Consolidated
Gross profits:
Net interest income (expense)					(8.1)	[1]
Net noninterest income (expenses)					151.7	[1]
Total					143.6	[1]
General and administrative expenses					192.9	[1]
Others					(0.1)	[1]
Net business profits					(49.4)	[1]
Former Mizuho Corporate Bank, Limited Consolidated | Mizuho Securities Company Limited Consolidated
Gross profits:
Net interest income (expense)			(1.8)	[1],[2],[3]
Net noninterest income (expenses)			229.0	[1],[2],[3]
Total			227.2	[1],[2],[3]
General and administrative expenses			197.1	[1],[2],[3]
Net business profits			30.1	[1],[2],[3]
Mizuho Bank, Limited Consolidated
Gross profits:
Net interest income (expense)	933.8	[1],[2],[3],[4]
Net noninterest income (expenses)	407.4	[1],[2],[3],[4]
Total	1,341.2	[1],[2],[3],[4]
General and administrative expenses	711.3	[1],[2],[3],[4]
Others	(56.1)	[1],[2],[3],[4]
Net business profits	573.8	[1],[2],[3],[4]
Mizuho Bank, Limited Consolidated | Others
Gross profits:
Net interest income (expense)	133.7	[1],[2],[3],[4]
Net noninterest income (expenses)	9.2	[1],[2],[3],[4]
Total	142.9	[1],[2],[3],[4]
General and administrative expenses	52.3	[1],[2],[3],[4]
Others	(56.1)	[1],[2],[3],[4]
Net business profits	34.5	[1],[2],[3],[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-Consolidated
Gross profits:
Net interest income (expense)	800.1	[1],[2],[3],[4]
Net noninterest income (expenses)	398.2	[1],[2],[3],[4]
Total	1,198.3	[1],[2],[3],[4]
General and administrative expenses	659.0	[1],[2],[3],[4]
Net business profits	539.3	[1],[2],[3],[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-Consolidated | Personal Banking
Gross profits:
Net interest income (expense)	165.0	[1],[2],[3],[4]
Net noninterest income (expenses)	32.9	[1],[2],[3],[4]
Total	197.9	[1],[2],[3],[4]
General and administrative expenses	171.3	[1],[2],[3],[4]
Net business profits	26.6	[1],[2],[3],[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-Consolidated | Retail banking
Gross profits:
Net interest income (expense)	59.8	[1],[2],[3],[4]
Net noninterest income (expenses)	34.8	[1],[2],[3],[4]
Total	94.6	[1],[2],[3],[4]
General and administrative expenses	87.8	[1],[2],[3],[4]
Net business profits	6.8	[1],[2],[3],[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-Consolidated | Corporate Banking (Large Corporations)
Gross profits:
Net interest income (expense)	170.2	[1],[2],[3],[4]
Net noninterest income (expenses)	126.7	[1],[2],[3],[4]
Total	296.9	[1],[2],[3],[4]
General and administrative expenses	83.8	[1],[2],[3],[4]
Net business profits	213.1	[1],[2],[3],[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-Consolidated | Corporate Banking
Gross profits:
Net interest income (expense)	77.9	[1],[2],[3],[4]
Net noninterest income (expenses)	51.8	[1],[2],[3],[4]
Total	129.7	[1],[2],[3],[4]
General and administrative expenses	58.8	[1],[2],[3],[4]
Net business profits	70.9	[1],[2],[3],[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-Consolidated | Financial Institution & Public Sector Business
Gross profits:
Net interest income (expense)	30.7	[1],[2],[3],[4]
Net noninterest income (expenses)	20.1	[1],[2],[3],[4]
Total	50.8	[1],[2],[3],[4]
General and administrative expenses	25.1	[1],[2],[3],[4]
Net business profits	25.7	[1],[2],[3],[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-Consolidated | Trading and others
Gross profits:
Net interest income (expense)	167.6	[1],[2],[3],[4]
Net noninterest income (expenses)	(7.9)	[1],[2],[3],[4]
Total	159.7	[1],[2],[3],[4]
General and administrative expenses	149.7	[1],[2],[3],[4]
Net business profits	10.0	[1],[2],[3],[4]
Mizuho Bank, Limited Consolidated | Mizuho Bank, Limited Non-Consolidated | International Banking
Gross profits:
Net interest income (expense)	128.9	[1],[2],[3],[4]
Net noninterest income (expenses)	139.8	[1],[2],[3],[4]
Total	268.7	[1],[2],[3],[4]
General and administrative expenses	82.5	[1],[2],[3],[4]
Net business profits	¥ 186.2	[1],[2],[3],[4]

[1]	As for the fiscal year ended March 31, 2012, "Others (h)", "Others (o)", and "Others (q)" include elimination of transactions between consolidated subsidiaries. As for the fiscal year ended March 31, 2013, "Others (g)", "Others (n)", and "Others (p)" include elimination of transactions between consolidated subsidiaries. As for the fiscal year ended March 31, 2014, "Others (h)" and "Others (k)" include elimination of transactions between consolidated subsidiaries.
[2]	Beginning on April 1, 2013, MHSC was turned into a directly-held subsidiary of MHFG. As for the fiscal year ended March 31, 2013, "MHSC (Consolidated) (m)" represents the performance of the former MHSC for the first three quarters and the new MHSC for the fourth quarter, while "Others (g)" includes the performance of the former MHIS for the first three quarters. As for the fiscal year ended March 31, 2014, "MHSC (Consolidated) (j)" represents the performance of the new MHSC, in light of the merger of the former MHSC and the former MHIS conducted in January 2013.
[3]	Beginning on April 1, 2013, the MHFG Group moved to a new group operational structure and realigned the reportable segments to reflect the new organizational structure. In addition, new allocation methods have been applied to the calculation of "Gross profits" and "General and administrative expenses". Figures for the fiscal year ended March 31, 2013 have been reclassified under the new allocation methods. The effect of the change of allocation methods is not significant.
[4]	As for the fiscal year ended March 31, 2014, "MHBK (Non-consolidated)" represents the sum of the performance of the former MHCB for the first quarter and the new MHBK for the second, third, and fourth quarters, while "Others (h)" includes the performance of the former MHBK for the first quarter, in light of the merger of the former MHBK and the former MHCB conducted in July 2013.